Concentration and Risk (Details) - Schedule of Cash and Cash Equivalents and Restricted Cash - CNY (¥) ¥ in Thousands	Jun. 30, 2024	Dec. 31, 2023
RMB denominated bank deposits with:
Cash and cash equivalents and restricted cash	¥ 142,401	¥ 143,899
RMB [Member] | PRC [Member]
RMB denominated bank deposits with:
Cash and cash equivalents and restricted cash	62,964	58,395
HKD [Member] | Hong Kong [Member]
RMB denominated bank deposits with:
Cash and cash equivalents and restricted cash	28	628
U.S. dollar [Member] | PRC [Member]
RMB denominated bank deposits with:
Cash and cash equivalents and restricted cash	9,728	10,324
U.S. dollar [Member] | Hong Kong [Member]
RMB denominated bank deposits with:
Cash and cash equivalents and restricted cash	¥ 69,681	¥ 74,552